JPMorgan SmartRetirement® 2025 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.1%
Fixed Income — 46.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	85,278	868,982
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	40,384	289,550
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,707	47,860
JPMorgan High Yield Fund Class R6 Shares (a)	21,803	140,195
Total Fixed Income		1,346,587
International Equity — 5.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	806	24,535
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,322	36,819
JPMorgan International Equity Fund Class R6 Shares (a)	4,985	100,049
Total International Equity		161,403
U.S. Equity — 22.7%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	306	17,510
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	762	16,943
JPMorgan Small Cap Value Fund Class R6 Shares (a)	609	17,343
JPMorgan U.S. Equity Fund Class R6 Shares (a)	12,659	300,517
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,348	300,223
Total U.S. Equity		652,536
Total Investment Companies (Cost $1,973,646)		2,160,526
Exchange-Traded Funds — 22.3%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	74	6,555
JPMorgan Realty Income ETF (a)	446	19,538
Total Alternative Assets		26,093
Fixed Income — 5.2%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	747	34,489
JPMorgan Inflation Managed Bond ETF (a)	2,485	116,463
Total Fixed Income		150,952
International Equity — 8.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,660	60,851
JPMorgan International Research Enhanced Equity ETF (a)	2,976	186,329
Total International Equity		247,180
International Funds — 4.4%
JPMorgan Global Select Equity ETF (a)	2,223	127,634
U.S. Equity — 3.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	983	90,939
Total Exchange-Traded Funds (Cost $553,956)		642,798
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Notes 4.13%, 1/31/2025 (Cost $864)	870	863

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $62,297)	62,297	62,297
Total Investments — 99.6% (Cost $2,590,763)		2,866,484
Other Assets Less Liabilities — 0.4%		11,024
NET ASSETS — 100.0%		2,877,508

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$642,798	$—	$—	$642,798
Investment Companies	2,160,526	—	—	2,160,526
U.S. Treasury Obligations	—	863	—	863

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$62,297	$—	$—	$62,297
Total Investments in Securities	$2,865,621	$863	$—	$2,866,484
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$41,081	$34,634	$16,320	$(2,447)	$3,903	$60,851	1,660	$1,091	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8,193	59	2,082	(59)	444	6,555	74	188	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	26,031	—	25,762	(501)	232	—	—	603	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	109,934	6,397	40,477	7,256	7,829	90,939	983	1,051	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	6,908	32,810	5,488	(846)	1,105	34,489	747	373	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,010,322	90,933	230,760	(32,764)	31,251	868,982	85,278	25,231	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	316,171	21,091	47,444	(5,372)	5,104	289,550	40,384	9,610	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,459	38,307	—	—	1,094	47,860	7,707	671	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	48,564	728	24,357	(1,669)	1,269	24,535	806	728	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	48,045	2,665	14,622	(6,032)	6,763	36,819	2,322	1,324	—
JPMorgan Global Select Equity ETF (a)	—	127,598	18,932	903	18,065	127,634	2,223	243	—
JPMorgan High Yield Fund Class R6 Shares (a)	164,143	58,445	89,196	(7,734)	14,537	140,195	21,803	9,394	—
JPMorgan Inflation Managed Bond ETF (a)	77,916	44,365	7,283	(468)	1,933	116,463	2,485	1,876	—
JPMorgan International Equity Fund Class R6 Shares (a)	151,337	2,816	60,666	14,987	(8,425)	100,049	4,985	2,816	—
JPMorgan International Research Enhanced Equity ETF (a)	280,163	9,369	121,604	9,181	9,220	186,329	2,976	6,999	—
JPMorgan Realty Income ETF (a)	24,082	232	5,682	11	895	19,538	446	460	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	46,185	3,594	33,418	1,449	(300)	17,510	306	474	1,410
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	23,776	1,966	11,155	2,075	281	16,943	762	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,098	1,181	11,763	166	2,661	17,343	609	296	31
JPMorgan U.S. Equity Fund Class R6 Shares (a)	388,047	8,929	151,240	47,230	7,551	300,517	12,659	2,474	3,630

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$66,010	$572,042	$575,755	$—	$—	$62,297	62,297	$2,843	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	388,304	3,468	147,312	8,533	47,230	300,223	7,348	3,055	413
Total	$3,258,769	$1,061,629	$1,641,318	$33,899	$152,642	$2,865,621		$71,800	$5,484

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.